UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 5,242,616	$ 4,693,725
Accounts receivable, net	2,353,951	3,859,493
Notes receivable, net	69,797	928,856
Other receivables, net	158,478	147,952
Due from related parties		247,328
Prepayments	223,381	167,173
Short-term investments	697,973
Total current assets	8,746,196	10,044,527
OTHER ASSETS
Property and equipment, net	709,155	781,624
Right-of-use assets	490,187	516,443
Goodwill	62,435,299	62,435,299
Total other assets	63,634,641	63,733,366
Total assets	72,380,837	73,777,893
CURRENT LIABILITIES
Accounts payable	2,609,609	2,787,656
Other payables and accrued liabilities	143,981	260,909
Contract liabilities	6,502	37,316
Taxes payable	425,009	528,950
Lease liabilities - current	249,217	199,197
Total current liabilities	3,434,318	3,814,028
OTHER LIABILITIES
Lease liabilities - noncurrent	236,076	306,028
Other liabilities		2,856,120
Total other liabilities	236,076	3,162,148
Total liabilities	3,670,394	6,976,176
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 5,000,000,000,000 shares authorized, 8,188,574 and 5,456,974 issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	82	55
Additional paid-in capital	94,899,354	91,539,240
Accumulated deficits	(28,300,691)	(26,703,478)
Accumulated other comprehensive income (loss)	88,382	(63,634)
Total shareholders’ equity attributable to Infobird Co., Ltd	66,687,127	64,772,183
Non-controlling interests	2,023,316	2,029,534
Total equity	68,710,443	66,801,717
Total liabilities and equity	$ 72,380,837	$ 73,777,893